DirectedAdvisorySolutions

Allmerica Value Generation

ALLMERICA FINANCIAL®

SEMI-ANNUAL REPORT

JUNE 30, 2006

Please see important Prospectus Supplements in the back of this document.

General Information

As of 6/30/06

Investment Advisers

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, New York 10005

Goldman Sachs Money Market Fund

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Core Equity Fund

AIM V.I. Dynamics Fund

AIM V.I. Large Cap Growth Fund

Alliance Capital Management L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth Portfolio

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Select Growth Series

Deutsche Asset Management Inc.

345 Park Avenue, New York, NY 10154

DWS Equity 500 Index VIP

DWS Government & Agency Securities VIP

DWS Small Cap Index VIP

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Mid Cap Portfolio

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Forty Portfolio

Janus Aspen International Growth Portfolio

Janus Aspen Mid Cap Growth Portfolio

Pioneer Investment Management, Inc.

60 State Street, Boston, MA 02109

Pioneer Fund VCT Portfolio

Templeton Asset Management Ltd.

7 Temasek Boulevard, Singapore 038987

FT VIP Templeton Developing Markets Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

DirectedAdvisorySolutions (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-7881.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge (M&E 0.50%, Administration 0.15%) and, for adjusted returns, a portion of the $35 contract fee (may be lower in some jurisdictions).

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0053(04/04)

Product Performance Summary

DirectedAdvisorySolutions (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Contract Fee			With Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Money Market Fund	1/9/06	N/A	N/A	1.71%	N/A	N/A	1.57%

AIM Variable Insurance Funds
AIM V.I. Core Equity Fund	1/12/01	10.64%	0.63%	-0.40%	10.49%	0.47%	-0.58%
AIM V.I. Dynamics Fund	1/12/01	16.72%	0.81%	-2.78%	16.57%	0.62%	-3.01%
AIM V.I. Large Cap Growth Fund	1/12/01	4.95%	-2.57%	-5.17%	4.81%	-2.75%	-5.38%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth Portfolio	1/12/01	0.07%	-0.50%	-4.15%	-0.08%	-0.67%	-4.36%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series	1/12/01	13.51%	-0.33%	-3.32%	13.36%	-0.51%	-3.53%

DWS Investments VIT Funds
DWS Equity 500 Index VIP	1/12/01	7.64%	1.52%	0.04%	7.49%	1.35%	-0.14%
DWS Small Cap Index VIP	1/12/01	13.24%	7.41%	7.83%	13.09%	7.26%	7.68%

DWS Variable Series II
DWS Government & Agency Securities VIP	1/12/01	-0.60%	3.28%	3.47%	-0.75%	3.15%	3.32%

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio	1/12/01	16.39%	8.79%	6.91%	16.25%	8.65%	6.75%
Fidelity VIP Growth & Income Portfolio	1/12/01	12.67%	1.99%	0.89%	12.52%	1.83%	0.72%
Fidelity VIP Mid Cap Portfolio	1/12/01	21.53%	14.23%	13.38%	21.39%	14.10%	13.24%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund	1/12/01	13.80%	6.16%	7.30%	13.65%	6.02%	7.16%
FT VIP Templeton Developing Markets Securities Fund	1/12/01	26.46%	18.29%	15.08%	26.31%	18.16%	14.94%

Janus Aspen Series (Service Shares)
Janus Aspen Forty Portfolio	1/12/01	5.77%	3.07%	0.03%	5.63%	2.92%	-0.17%
Janus Aspen International Growth Portfolio	1/12/01	51.76%	10.13%	5.72%	51.61%	9.96%	5.52%
Janus Aspen Mid Cap Growth Portfolio	1/12/01	13.64%	1.29%	-5.01%	13.50%	1.11%	-5.27%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio	1/12/01	11.40%	2.29%	1.01%	11.26%	2.13%	0.83%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Allmerica Value Generation (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-7881.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge (M&E 0.65%, Administration 0.15%) and, for adjusted returns, a portion of the $35 contract fee (may be lower in some jurisdictions).

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0053(04/04)

Product Performance Summary

Allmerica Value Generation (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

	Without Contract Fee				With Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Money Market Fund	1/9/06	N/A	N/A	1.64%	N/A	N/A	1.49%

AIM Variable Insurance Funds
AIM V.I. Core Equity Fund	1/12/01	10.47%	0.48%	-0.55%	10.33%	0.31%	-0.73%
AIM V.I. Dynamics Fund	1/12/01	16.54%	0.66%	-2.93%	16.40%	0.47%	-3.16%
AIM V.I. Large Cap Growth Fund	1/12/01	4.80%	-2.72%	-5.31%	4.65%	-2.90%	-5.53%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth Portfolio	1/12/01	-0.09%	-0.65%	-4.29%	-0.23%	-0.82%	-4.50%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series	1/12/01	13.34%	-0.48%	-3.46%	13.19%	-0.66%	-3.67%

DWS Investments VIT Funds
DWS Equity 500 Index VIP	1/12/01	7.48%	1.36%	-0.11%	7.33%	1.20%	-0.29%
DWS Small Cap Index VIP	1/12/01	13.06%	7.24%	7.67%	12.92%	7.10%	7.52%

DWS Variable Series II
DWS Government & Agency Securities VIP	1/12/01	-0.74%	3.13%	3.31%	-0.88%	2.99%	3.17%

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio	1/12/01	16.22%	8.62%	6.75%	16.07%	8.48%	6.59%
Fidelity VIP Growth & Income Portfolio	1/12/01	12.50%	1.84%	0.74%	12.35%	1.68%	0.57%
Fidelity VIP Mid Cap Portfolio	1/12/01	21.35%	14.06%	13.21%	21.20%	13.93%	13.07%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund	1/12/01	13.62%	6.00%	7.14%	13.48%	5.85%	6.99%
FT VIP Templeton Developing Markets Securities Fund	1/12/01	26.26%	18.11%	14.91%	26.12%	17.98%	14.77%

Janus Aspen Series (Service Shares)
Janus Aspen Forty Portfolio	1/12/01	5.62%	2.92%	-0.13%	5.47%	2.76%	-0.32%
Janus Aspen International Growth Portfolio	1/12/01	51.52%	9.97%	5.56%	51.37%	9.79%	5.36%
Janus Aspen Mid Cap Growth Portfolio	1/12/01	13.47%	1.14%	-5.16%	13.33%	0.96%	-5.41%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio	1/12/01	11.24%	2.14%	0.85%	11.09%	1.97%	0.67%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-533-7881

DirectedAdvisorySolutions and Allmerica Value Generation

This product is issued by Allmerica Financial Life Insurance and Annuity Company

and offered by VeraVest Investments, Inc., member NASD/SIPC.

440 Lincoln Street, Worcester, MA 01653, Phone 508-855-1000, Fax 508-853-6332, www.allmerica.com

SAR-CPA (06/06)